OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
OPERATING LEASES
OPERATING LEASES

The Company leases office premises under non-cancellable operating leases. The total of future minimum lease payments under non-cancellable operating leases are as follows:

As at December 31,	2018	2017
Within 1 year	$2.2	$2.5
Between 1 and 5 years	8.7	9.9
After 5 years	3.9	7.1
	$14.8	$19.5

The total operating lease payments that were expensed during the year amounted to $2.3 million (2017: $4.0 million).